This Registrant is filing this amendment (Amendment) to its Form NCEN for April 30, 2024, originally filed with the Securities and Exchange Commission on July 12, 2024 (Accession Number 000086939224001301), to add Item C.7.n. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the original Form NCEN filing.